Reconciliation of Reported Amount of Income Tax Expense (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit for income taxes computed at federal statutory rate		$ (19,685,292)	$ (7,385,656)
State income taxes, net of federal tax benefit		(1,998,974)	(407,156)
Non-deductible expenses		12,902,916	3,024,860
NOL write off due to Section 382 limitation		23,200,232
Increase (decrease) in valuation allowance		(14,346,481)	4,622,286
Other, net		(71,150)	150,963
Provision for income taxes	$ 1,750	$ 1,250	$ 5,297
Effective tax rate		(0.01%)	(0.07%)